Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable	2,160,714	2,350,933
Allowance for credit losses:
Balance at beginning of the year	(124,737)	(126,936)
Additions	—	(59,278)
Reverse	915	972
Exchange adjustments	(3,535)	7,176
Write-offs	421	296

Balance at end of the year	(126,936)	(177,770)

Accounts receivable, net	2,033,778	2,173,163